LONG-TERM DEBT, NET (Aircraft Term Loan) - Additional Information (Detail) - Aircraft Term Loan [Member] - Term Loan Facility [Member] - USD ($) $ in Thousands		12 Months Ended
	Jun. 25, 2012	Dec. 31, 2019
Long-Term Debt [Line Items]
Term loan facility, maximum borrowing capacity	$ 43,000
Maturity date		Jun. 27, 2019
London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	2.80%